Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[1]	$ 1,747,663
Ending balance		1,792,921	$ 1,747,663	[1]
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		2,222,182	1,927,866
Additions through business combinations	[2]	93,991	269,852
Other additions		7,143	1,665
Sale of business			(745)
Extinguishments		(22,072)	(4,307)
Effect of movements in exchange rates		(1,684)	27,851
Ending balance		2,299,560	2,222,182
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		474,519	424,816
Amortization for the year		55,243	48,213
Sale of business			(28)
Extinguishments		(22,071)	(4,307)
Effect of movements in exchange rates		(1,052)	5,825
Ending balance		506,639	474,519
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,375,610
Ending balance		1,424,811	1,375,610
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		1,523,626	1,331,130
Additions through business combinations	[2]	49,221	173,323
Other additions		0	0
Sale of business			(715)
Extinguishments		0	0
Effect of movements in exchange rates		(556)	19,888
Ending balance		1,572,291	1,523,626
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		148,016	146,890
Amortization for the year		0	0
Sale of business			0
Extinguishments		0	0
Effect of movements in exchange rates		(536)	1,126
Ending balance		147,480	148,016
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		313,343
Ending balance		300,936	313,343
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		574,942	481,428
Additions through business combinations	[2]	29,130	88,692
Other additions		3,263	0
Sale of business			0
Extinguishments		(18,357)	(1,397)
Effect of movements in exchange rates		(464)	6,219
Ending balance		588,514	574,942
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		261,599	219,764
Amortization for the year		44,862	39,580
Sale of business			0
Extinguishments		(18,357)	(1,397)
Effect of movements in exchange rates		(526)	3,652
Ending balance		287,578	261,599
Trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		42,766
Ending balance		43,136	42,766
Trademarks | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		86,402	85,755
Additions through business combinations	[2]	4,166	627
Other additions		0	0
Sale of business			0
Extinguishments		(1,178)	(1,014)
Effect of movements in exchange rates		(579)	1,034
Ending balance		88,811	86,402
Trademarks | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		43,636	40,181
Amortization for the year		3,274	3,897
Sale of business			0
Extinguishments		(1,178)	(1,014)
Effect of movements in exchange rates		(57)	572
Ending balance		45,675	43,636
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		9,384
Ending balance		10,282	9,384
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		14,688	11,933
Additions through business combinations	[2]	4,405	3,984
Other additions		0	0
Sale of business			0
Extinguishments		(1,027)	(1,456)
Effect of movements in exchange rates		(118)	227
Ending balance		17,948	14,688
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		5,304	4,470
Amortization for the year		3,378	2,160
Sale of business			0
Extinguishments		(1,027)	(1,456)
Effect of movements in exchange rates		11	130
Ending balance		7,666	5,304
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		6,560
Ending balance		13,756	6,560
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		22,524	17,620
Additions through business combinations	[2]	7,069	3,226
Other additions		3,880	1,665
Sale of business			(30)
Extinguishments		(1,510)	(440)
Effect of movements in exchange rates		33	483
Ending balance		31,996	22,524
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		15,964	13,511
Amortization for the year		3,729	2,576
Sale of business			(28)
Extinguishments		(1,509)	(440)
Effect of movements in exchange rates		56	345
Ending balance		$ 18,240	$ 15,964

[1]	Recasted for change in accounting policy (see note 10)
[2]	Includes non-material adjustments to prior year’s acquisitions